DocumentAndEntityInformation	Sep. 14, 2026
Document Information Line Items
Entity Central Index Key	0000315958
Document Type	8-K
Document Period End Date	Sep. 14, 2026
Entity Registrant Name	CreditRiskMonitor.com, Inc.
Entity Incorporation, State or Country Code	NV
Entity File Number	1-8601
Entity Tax Identification Number	36-2972588
City Area Code	845
Local Phone Number	230-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false